Financial risk management (Details 4) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Commodity Derivatives [Member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 86	$ 51